Derivatives and Fair Value Disclosures - Additional Information (Detail)	Dec. 31, 2020 USD ($) DerivativeInstrument	Dec. 31, 2019 USD ($) DerivativeInstrument
Derivatives, Fair Value [Line Items]
Derivative, notional amount	$ 81,072,250	$ 111,789,084
Cash Flow Hedge Gain Loss To Be Reclassified During Next Twelve Months	60,787
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative, notional amount	$ 81,072,250	$ 111,789,084
Number of instruments | DerivativeInstrument	9	9